TAXES (Tables)	12 Months Ended
Dec. 31, 2017
TAXES
Income before income taxes

($ in millions)

For the year ended December 31:	2017	2016	2015
Income from continuing operations before income taxes
U.S. operations	$560	$3,650	$5,915
Non-U.S. operations	10,840	8,680	10,030

Total income from continuing operations before income taxes	$11,400	$12,330	$15,945

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)

For the year ended December 31:	2017	2016	2015
U.S. operations	$2,923	$38	$849
Non-U.S. operations	2,719	411	1,732

Total continuing operations provision for income taxes	$5,642	$449	$2,581

($ in millions)

For the year ended December 31:	2017	2016	2015
U.S. federal
Current	$2,388	$186	$(321)
Deferred	77	(746)	553
	$2,465	$(560)	$232
U.S. state and local
Current	$55	$244	$128
Deferred	28	(44)	116
	$83	$200	$244
Non-U.S.
Current	$3,891	$988	$2,101
Deferred	(797)	(179)	4
	$3,094	$809	$2,105

Total continuing operations provision for income taxes	$5,642	$449	$2,581

Discontinued operations provision for income taxes	(3)	(2)	(117)
Provision for social security, real estate, personal property and other taxes	3,434	3,417	3,497

Total taxes included in net income	$9,073	$3,864	$5,961

Effective income tax rate reconciliation

For the year ended December 31:	2017	2016	2015
Statutory rate	35%	35%	35%
U.S. Tax Cuts and Jobs Act	48	—	—
Foreign tax differential	(26)	(21)	(17)
Intra-entity transfers	(5)	—	—
Domestic incentives	(2)	(1)	(2)
State and local	1	1	1
Japan resolution	—	(10)	—
Other	(2)	0	(1)

Effective rate	49%	4%	16%

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)

At December 31:	2017	2016
Retirement benefits	$3,477	$4,671
Share-based and other compensation	646	1,132
Domestic tax loss/credit carryforwards	718	1,676
Deferred income	605	741
Foreign tax loss/credit carryforwards	1,024	816
Bad debt, inventory and warranty reserves	395	473
Depreciation	293	270
Accruals	387	624
Intangible assets	585	—
Other	1,396	1,503
Gross deferred tax assets	9,526	11,906
Less: valuation allowance	1,004	916

Net deferred tax assets	$8,522	$10,990

Deferred Tax Liabilities

($ in millions)

At December 31:	2017	2016
Depreciation	$641	$856
Retirement benefits	483	406
Goodwill and intangible assets	1,226	1,800
Leases	584	651
Software development costs	360	672
Deferred transition costs	254	351
Other	658	1,455

Gross deferred tax liabilities	$4,206	$6,191

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)

	2017	2016	2015
Balance at January 1	$3,740	$4,574	$5,104
Additions based on tax positions related to the current year	3,029	560	464
Additions for tax positions of prior years	803	334	569
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(367)	(1,443)	(1,348)
Settlements	(174)	(285)	(215)

Balance at December 31	$7,031	$3,740	$4,574